[Letterhead of]

CRAVATH, SWAINE & MOORE LLP

[New York Office]

Stanley, Inc.
Registration Statement on Form S-1
File No. 333-134053

October 2, 2006

Dear Ms. Long:

Stanley, Inc. (the “Company”) has filed today with the Securities and Exchange Commission (the “Commission”), via EDGAR, Amendment No. 4 (“Amendment No. 4”) to its Registration Statement on Form S-1 (File No. 333-134053) (the “Registration Statement”).  The amendment sets forth the Company’s responses to the comments contained in your letter dated September 27, 2006, relating to the Registration Statement.  Four clean copies of Amendment No. 4, and four copies that are marked to show changes from Amendment No. 3, are enclosed for your convenience with three copies of this letter.  Page references in the response are to pages in the marked copy of Amendment No. 4.

Set forth below in bold font are the comments of the staff of the Commission (the “Staff”) contained in your letter and immediately below each comment is the response of the Company with respect thereto or a statement identifying the location in Amendment No. 4 of the requested disclosure.  Where requested, supplemental information is provided.

Financial Statements

General

1.     Please ensure that you update your financial statements and related disclosures throughout your filing to reflect the 30-for-1 stock split.

The Company has revised the Registration Statement to reflect the 30-for-1 stock split throughout the financial statements and related disclosures.

Note 11. Stockholders’ Equity

2.     Please provide us with a more detailed analysis to help us understand the timing of the increase in the value of your common stock from $5.50 per share in early August 2005 to the low end of the offering range as of September 18, 2006. Please identify the timing of specific events and/or circumstances supporting changes or the lack of change in fair value. In doing so, please explain why the fair value remained unchanged at:

•                                          $5.50 from August 4, 2005 until December 22, 2005,

•                                          $6.56 from March 10, 2006 until May 4, 2006 and

•                                          $7.86 from May 4, 2006 to the pricing of the IPO.

Please also tell us the date(s) of the initial and subsequent meeting(s) with your underwriters and your decision to undertake an initial public offering.

                The Company has historically obtained two independent third-party valuation analyses each year:  an ERISA-mandated ESOP valuation conducted as of March 31, and a calendar year-end valuation conducted as of December 31.  The Company’s practice in connection with issuances of shares and grants of options, other than to the ESOP, has been to apply the most recent valuation to interim issuances of shares and grants of options, adjusted as necessary to reflect a 25% marketability/lack of control discount.

                With respect to the share issuances and option grants dated August 4, 2005, November 3, 2005, November 7, 2005, and November 15, 2005, the Company applied the adjusted March 31, 2005, ESOP valuation of $5.50 per share.  During the period from March 31, 2005 through the dates of these issuances and grants,

•                    the Company did not enter into or complete any significant acquisitions or other corporate transactions,

•                    the Company did not obtain any material new contract wins or suffer any material contract losses, in either case that would be indicative of a change in value,

•                    the Company did not enter into or exit any lines of business, and

•                    the Company had not entered into discussions with potential underwriters concerning an IPO.

                The Company’s December 31, 2005, non-ESOP valuation, which included a 25% marketability/lack of control discount, resulted in a split-adjusted valuation of $6.56 per share.  The increase in valuation primarily reflected the Company’s overall performance in its fiscal nine months ended December 31, 2005.

                With respect to the share issuances and option grants dated March 10, 2006, April 4, 2006, and April 12, 2006, the Company applied the December 31, 2005, valuation.  During the period from December 31, 2005 through the dates of these issuances and grants,

•                    the Company completed the acquisition of Morgan Research Corporation,

•                    the Company did not obtain any material new contract wins or suffer any material contract losses, in either case that would be indicative of a change in value,

•                    the Company did not enter into or exit any lines of business (other than those associated with the acquisition of Morgan), and

•                    in early April, the Company began discussions with potential underwriters concerning an IPO.

                The Company’s March 31, 2006, ESOP valuation, adjusted to reflect a 25% marketability/lack of control discount, resulted in a split-adjusted valuation of $7.86 per share.  The increase in valuation primarily reflected the Company’s continued growth, the Company’s acquisition of Morgan in February 2006 and increases in valuations of comparable companies during the period.

                With respect to the share issuances and option grants on May 4, 2006, and August 6, 2006, the Company applied the adjusted March 31, 2006, ESOP valuation.  As of May 4, 2006, the Company had selected underwriters for a potential IPO, and the Company’s Board of Directors had approved the filing of a Form S-1 registration statement.  As of August 6, 2006, the Company had filed a Form S-1 registration statement.  During this period of time,

•                    the Company did not enter into or complete any significant acquisitions or other corporate transactions,

•                    the Company did not obtain any material new contract wins or suffer any material contract losses, in either case that would be indicative of a change in value, and

•                    the Company did not enter into or exit any lines of business.

                The Company understands that the Staff’s view is that a probability analysis is often appropriate in evaluating marketability discounts in connection with stock issuances and option grants during the preparation for an IPO, and that the Staff’s view is that a lack of control discount is generally not appropriate in connection with private company stock valuations.  Attached to this letter as Exhibit A is a chart showing the aforementioned stock issuances and option grants (1) at the valuation utilized by the Company, (2) at a valuation that adjusts the marketability discount for the April, May and August 2006 issuances and grants based on a probability analysis and (3) at a valuation that is further adjusted to reflect the elimination of a lack of control discount.  As described more fully below, the Company believes that the lack of control discount applied in the third-party valuation analyses is immaterial.

                In accordance with the Staff’s views, the Company will record stock-based deferred compensation of $1.4 million, which will result in approximately $0.1 million of compensation expense being recognized in its fiscal quarter ended September 30, 2006, based upon the adjusted valuations set forth in Exhibit A, and as disclosed in the Registration Statement.  The remaining deferred compensation will be amortized over the remaining vesting period of the awards, which is five years.  However, certain of the awards will vest upon completion of this offering, resulting in a total expected expense of approximately $0.2 million during the fiscal quarter ended December 31, 2006.  Thereafter, the Company expects quarterly amortization of the charges to be approximately $0.1 million.

                The Company supplementally advises the Staff that it has considered the materiality implications of not having recognized the compensation expense in prior quarters and determined that the effect is not material to the Company’s financial statements.  The total “catch-up” adjustment that the Company will recognize in the quarter ending September 30, 2006, will be less than $0.1 million.

3.     We have reviewed your response to comment two from our letter dated September 18, 2006. We assume that you have provided the letter from your independent third party valuation firm as supplemental information under Rule 418(b) of Regulation C. Please also provide a clear summary regarding the use of the 25% marketability discount in your response filed on Edgar.

                The Company respectfully advises the Staff that the letter from the third party valuation was previously provided as supplemental information under Rule 418(b) of Regulation C.

                The Company further advises the Staff that the independent third party valuation firm considered restricted stock studies, pre-IPO studies and Company-specific factors to determine that the 25% marketability discount was appropriate.  The types of studies considered by the third party valuation firm included: (1) studies that measured discounts on the private placement of restricted shares of publicly traded companies and (2) studies that measured discounts by comparing the relationship between the sale price of privately held company shares and the sale price of the same company’s shares in a subsequent initial public offering.  In addition, the third party valuation firm considered the following Company-specific attributes:

•                  There is no “put” option associated with the common stock options of the Company, so the Company is not obligated to repurchase the underlying common shares.

•                  The Company’s shares were not traded in the public markets as of the valuation dates.

•                  A minority ownership interest shareholder in the Company would incur time and expense related to a private sale of the common shares.

•                  The owner of the subject ownership interest does not have the ability to unilaterally effect the sale of the Company or its assets.

•                  There are certain transferability restrictions on the Company’s common stock, which reduces the marketability of the stock, and increases the marketability discount.

•                  The Company’s strong growth in revenue and income in the last few years.

•                  The potential for liquidity events in the Company’s industry due to the recent consolidation trend among federal government contractors.

•                  The Company’s historical and anticipated dividend policy.

Based on the above factors, the independent third party valuation firm and the Company determined that a 25% marketability discount was appropriate.  The marketability discount was applied as described in the Company’s response letter to the Staff dated August 30, 2006.

4.     Please provide us with copies of all of your independent third party valuations performed to determine the fair value of your stock from August 2005 to the present.

                The Company respectfully advises the Staff that it is providing, under separate cover, the requested third party valuations. In accordance with Rule 418(b) of Regulation C, the Company respectfully requests the return of these materials to the Company.

5.     Please tell us why you continued to use a marketability discount of 25% in all of your valuations even though you were engaged in discussions with underwriters and you had also filed your Form S-l.

                The Company respectfully advises the Staff that its response to this Comment is included in the response to Comment 2 above, together with Exhibit A to this letter.

6.     You indicate that it was necessary to apply a discount for lack of control to the value indication from the guideline transaction method. Please tell us how you determined that it was appropriate to include a lack of control discount in your calculation. Please provide objective and reliable information to show that there is a disproportionate return to certain shareholders. Please note that we typically do not believe that a lack of control discount is appropriate under these circumstances. See SEC Speech by Todd E. Hardiman, on December 6, 2004, Remarks before the 2004 AICPA National Conference on Current SEC and PCAOR Developments.

                The Company respectfully advises the Staff that the lack of control discount has been applied only in connection with the independent third party’s guideline transactions analysis, which constituted 25% of the overall valuation methodology.  Because each of the guideline transactions included a control premium, the valuation reflected a 16-17% discount to reflect the lack of control.  The elimination of this discount would result in an increase of approximately 4% to the valuation level established, which the Company regards as immaterial.  See Exhibit A to this letter.  In accordance with Staff’s views regarding lack of control discounts, the Company will record the stock-based deferred compensation referred to in the Company’s response to Comment 2 above.

7.     You indicate that in the guideline company method, market multiples used to derive a value estimate are based on pricing information of non-controlling ownership interest in publicly-traded companies. Please tell us whether you used the closing prices of the public companies in your calculation without a discount. If not, please tell us why the pricing information that you used is more appropriate than the closing prices.

                The Company confirms that only closing prices of public companies were used in the guideline company method, without a discount.

Draft Legal Opinion

8.     Please revise or delete clause (ii) in the third paragraph of the legal opinion because we no longer prepare and mail paper effectiveness orders. The staff has begun to use the EDGAR system to issue notifications of effectiveness for Securities Act registration statements and post-effective amendments, other than those that become effective automatically by law. These notifications will be posted to the EDGAR system the morning after a filing is determined to be effective. You will be notified promptly by telephone when this registration statement is effective.

                The Company respectfully advises the Staff that the legal opinion filed as Exhibit 5.1 to Amendment No. 4 has been revised to address this comment.

9.     Please delete the fourth paragraph of the opinion as it implies that investors may not rely on the legal opinion.

                The Company respectfully advises the Staff that the legal opinion filed as Exhibit 5.1 to Amendment No. 4 has been revised to address this comment.

Please contact the undersigned at (212) 474-1024, or, in my absence, Stephen L. Burns at (212) 474-1146, Chrystie Hale Perry at (212) 474-1476 or Stephen M. Kessing at (212) 474-1344, with any questions or comments you may have regarding the Registration Statement.

Very truly yours,

/s/ Craig F. Arcella
Craig F. Arcella

Ms. Pamela Long
        Assistant Director
                United States Securities and Exchange Commission
                        Division of Corporation Finance
                                100 F Street, N.E.
                                        Washington, D.C.  20549-7010

cc:           Mr. Craig Slivka, United States Securities and Exchange Commission

                Ms. Lesli Sheppard, United States Securities and Exchange Commission

                Mr. Rufus Decker, United States Securities and Exchange Commission

                Mr. Ernest Greene, United States Securities and Exchange Commission

                Mr. Philip O. Nolan, Stanley, Inc.

				Further
				Adjusted Fair
			Adjusted Fair Value on	Value on Date of
	Number of	Fair Value on Date of	Date of Issuance or Grant	Issuance or
	Shares Issued/	Issuance or Grant as	Applying Offering	Grant Without
Issuance/Grant	Options	Determined by the	Probability to	Lack of Control
Date	Granted	Company	Marketability Discount	Discount
August 4, 2005	18,540	$5.50	$5.50	$5.84
November 3, 2005	4,650	$5.50	$5.50	$5.84
November 7, 2005	15,000	$5.50	$5.50	$5.84
March 10, 2006	172,500	$6.56	$6.56	$6.98
April 4, 2006	26,250	$6.56	$7.10	$7.54
April 4, 2006	4,500	$6.56	$7.10	$7.54
April 4, 2006	26,250	$6.56	$7.10	$7.54
May 4, 2006	645,000	$7.86	$9.15	$9.61
May 4, 2006	123,750	$7.86	$9.15	$9.61
August 6, 2006	21,600	$7.86	$9.79	$10.28

The following previously disclosed stock issuances are not included in the table:

(1) September 30, 2005, December 22, 2005, and March 29, 2006, contributions of shares to the ESOP.  These valuations include a 5% marketability discount, which discount level reflects the presence of a “put” right with respect to shares held by the ESOP.  The ESOP valuation has been utilized to value cash payments to departing employees in lieu of share distributions from the ESOP, and the Company believes that a probability analysis in connection with a potential IPO is not relevant for these purposes.

(2) November 7, 2005, November 15, 2005, and April 12, 2006, purchases of shares from the Company.  Shares were purchased for cash from the Company and were valued in a manner consistent with the valuations of shares issued and options granted for compensatory purposes.

The 123,750 options granted on May 4, 2006, were granted with a strike price of $8.65 in accordance with IRS regulations relating to certain Incentive Stock Options.